Schedule of prepaid expenses (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Prepaid insurance	$ 94,960	$ 0	$ 283,307
Prepaid professional fees	434,419	0	0
Prepaid rent	133,868	0	0
Advances made to suppliers and deposits	25,880	706,634	600,565
Prepaids and deposits	$ 689,127	$ 706,634	$ 883,872